MINERAL PROPERTIES (Details Narrative) - CAD ($)				1 Months Ended							12 Months Ended
	Oct. 11, 2021	Jun. 09, 2021	Mar. 12, 2020	Oct. 29, 2021	Sep. 15, 2021	Aug. 30, 2021	Aug. 26, 2021	Jun. 30, 2021	Apr. 28, 2021	Feb. 26, 2021	Dec. 31, 2021	Dec. 31, 2020
Swain Lake Property Option
Statement [Line Items]
Cash payment									$ 200,000
Expenditures									$ 500,000
Ownership percentage description									First Mining will hold a 70% interest in the Swain Lake Property and will have an additional period of two years within which to acquire the remaining 30% of the project
Paying in cash for project									$ 1,000,000
Ownership percenatge									100.00%
First Mining percentage rate									70.00%
Amount received upon issuance of shares									$ 1,000,000
Share payments totaling									$ 425,000
Vixen Properties Acquisition
Statement [Line Items]
Expenditures					$ 500,000
Ownership percentage description					First Mining will hold a 70% interest in the Vixen Properties and will have an additional period of two years to acquire the remaining 30%
Paying in cash for project					$ 500,000
Ownership percenatge					100.00%
First Mining percentage rate					70.00%
Amount received upon issuance of shares					$ 500,000
Cash and share payments					$ 950,000
Springpole
Statement [Line Items]
Expenditures				$ 350,000
Ownership percenatge				100.00%
Cash and share payments				$ 250,000
Birch Lake Properties Acquisition
Statement [Line Items]
Cash payment	$ 350,000
Shares issued during period	1,300,000,000,000
Expenditures	$ 1,750,000
Ownership percentage description	First Mining will hold a 51% interest in the Birch Lake Properties and will have an additional period of 2 years to acquire a further 29% interest in the Birch Lake Properties
Paying in cash for project	$ 400,000
Additional expenditures	$ 1,750,000
Ownership percenatge	80.00%
First Mining percentage rate	51.00%
Hope Brook
Statement [Line Items]
Shares issued during period		36,500,000
Expenditures		$ 20,000,000
Ownership percentage description		Pursuant to the definitive earn-in agreement, Big Ridge can earn an 80% interest in the Hope Brook Project through a two-stage earn-in over five years by incurring a total of $20,000,000 in qualifying expenditures
NSR royalty percentage											1.5
Shares received		11,500,000
Other percentage		0.50%
Big Ridge ownership percentage		80.00%
Net smelter returns royalty percentage		1.50%
Amount received upon issuance of shares		$ 500,000
First Mining ownership percentage		20.00%
Pickle Crow
Statement [Line Items]
Cash payment			$ 1,000,000								$ 3,000,000
Shares issued during period			100,000,000									25,000,000,000
Ownership percenatge											49.00%
Additional equity interest percentage			19.00%								10.00%
Exploration Costs			$ 5,000,000									$ 3,570,000
Exploration and environmental matters costs			$ 5,000,000
Equity interest percentage in PC Gold		51.00%	51.00%
PC Gold ownership percentage			80.00%
NSR royalty amount			$ 2,500,000
NSR royalty percentage			2
Additional equity interest percentage in PC Gold			10.00%
Cash received			$ 3,000,000
Residual interest rate in PC Gold			20.00%
Exploration and environmental matters costs incurred within 12 months			$ 750,000
Consideration in cash												100,000
Shares issued during period fair value												$ 740,000
Shares received		100,000,000
Percentage of ownership reduced by		100% to 49%					49% to 30	additional 19% interest in PC Gold to Auteco, reducing the Company’s interest to 30%
Fair value of the PC Gold investment								$ 17,306,000
Option liability						$ 12,959,000					$ 4,347,000
Provision related to stage 2 earn in											$ 990,000
Environmental reclamation funding percentage											30.00%
Swain Post Property Option
Statement [Line Items]
Ownership percenatge									100.00%	100.00%
Cash and share payments										$ 335,000